BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2013
Business Combination, Description [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The amounts of the acquired identifiable assets and liabilities as of the acquisition date were as follows (dollars in thousands):

Purchase price:
Cash	$3,300
Total purchase price	3,300
Identifiable assets:
Cash and due from banks	46,450
Investments	2,508
Loans and leases	124,165
Other Real Estate	87
Core deposit intangible	680
Personal and real property	10,655
Deferred tax asset	2,969
Other assets	1,034
Total assets	188,548
Liabilities and equity:
Deposits	185,771
Other liabilities	736
Total liabilities	186,507
Net assets acquired	2,041
Goodwill resulting from acquisition	$1,259

Business Combination, Separately Recognized Transactions
The outstanding principal balance and the carrying amount of these loans included in the consolidated balance sheet at December 31, 2013, are as follows (dollars in thousands):

Outstanding principal balance	$108,639
Carrying amount	108,441